Leases (Details) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	$ 9,674,424	$ 21,730
Less than one year [Member]
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	2,235,279	15,236
Later than 1 year and not later than 5 years [Member]
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	5,117,396	6,494
More than 5 years [Member]
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	$ 2,321,749